Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
8/31/23 (Unaudited)

COMMON STOCKS (85.7%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Trade Desk, Inc. (The) Class A(NON)	106	$8,483

		8,483
Aerospace and defense (0.8%)
BAE Systems PLC (United Kingdom)	1,151	14,648
Boeing Co. (The)(NON)	18	4,033
Dassault Aviation SA (France)	18	3,534
HEICO Corp.	25	4,218
Lockheed Martin Corp.	6	2,690
Northrop Grumman Corp.	39	16,891
RTX Corp.	234	20,133
TransDigm Group, Inc.(NON)	20	18,077

		84,224
Agriculture (0.2%)
Archer-Daniels-Midland Co.	53	4,203
Corteva, Inc.	346	17,476

		21,679
Airlines (0.4%)
Copa Holdings SA Class A (Panama)	133	13,526
Delta Air Lines, Inc.	115	4,931
Deutsche Lufthansa AG (Germany)(NON)	319	2,854
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	1,687	6,450
Southwest Airlines Co.	417	13,177

		40,938
Automotive (2.1%)
Bayerische Motoren Werke AG (Germany)	67	7,060
BYD Co., Ltd. Class H (China)	500	15,686
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	99	10,934
Ford Motor Co.	315	3,821
General Motors Co.	1,205	40,379
Genuine Parts Co.	22	3,382
Kia Corp. (South Korea)	221	13,393
Stellantis NV (Italy)	774	14,326
Tesla, Inc.(NON)	327	84,392
Toyota Motor Corp. (Japan)	100	1,719
United Rentals, Inc.	45	21,444
Volkswagen AG (Preference) (Germany)	85	10,419

		226,955
Banking (4.7%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	5,155	14,632
AIB Group PLC (Ireland)	837	3,814
Alinma Bank (Saudi Arabia)	1,624	15,948
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,979	15,539
Banco do Brasil SA (Brazil)	800	7,609
Bank Central Asia Tbk PT (Indonesia)	18,800	11,382
Bank Hapoalim MB (Israel)	198	1,641
Bank Leumi Le-Israel BM (Israel)	985	7,642
Bank Mandiri Persero Tbk PT (Indonesia)	41,500	16,387
Bank of America Corp.	1,021	29,272
Bank of Ireland Group PLC (Ireland)	533	5,316
Bank of New York Mellon Corp. (The)	282	12,653
Citigroup, Inc.	1,371	56,608
DBS Group Holdings, Ltd. (Singapore)	500	12,346
DNB Bank ASA (Norway)	49	970
East West Bancorp, Inc.	78	4,317
Erste Group Bank AG (Czech Republic)	132	4,710
Fifth Third Bancorp	155	4,115
Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,040	25,804
ICICI Bank, Ltd. (India)	4,307	49,841
Israel Discount Bank, Ltd. Class A (Israel)	712	3,565
JPMorgan Chase & Co.	572	83,701
Lloyds Banking Group PLC (United Kingdom)	23,583	12,630
Mizrahi Tefahot Bank, Ltd. (Israel)	115	3,782
National Australia Bank, Ltd. (Australia)	583	10,921
Nordea Bank ABP (Finland)	1,297	14,217
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	580	3,973
PNC Financial Services Group, Inc. (The)	140	16,902
State Street Corp.	88	6,049
UBS Group AG (Switzerland)	754	20,018
Wells Fargo & Co.	761	31,422

		507,726
Beverage (1.2%)
Carlsberg A/S Class B (Denmark)	11	1,591
Celsius Holdings, Inc.(NON)	31	6,077
Coca-Cola Co. (The)	1,397	83,582
Coca-Cola HBC AG (Italy)	344	9,903
Keurig Dr Pepper, Inc.	556	18,710
PepsiCo, Inc.	36	6,405

		126,268
Biotechnology (1.2%)
Amgen, Inc.	19	4,870
Exelixis, Inc.(NON)	232	5,194
Illumina, Inc.(NON)	13	2,148
Incyte Corp.(NON)	276	17,810
Neurocrine Biosciences, Inc.(NON)	45	4,900
Regeneron Pharmaceuticals, Inc.(NON)	42	34,713
Vertex Pharmaceuticals, Inc.(NON)	161	56,083

		125,718
Building materials (0.1%)
Owens Corning	42	6,044

		6,044
Cable television (0.3%)
Charter Communications, Inc. Class A(NON)	33	14,458
Comcast Corp. Class A	351	16,413

		30,871
Chemicals (1.1%)
Arkema SA (France)	37	3,863
CF Industries Holdings, Inc.	47	3,622
Dow, Inc.	78	4,256
DuPont de Nemours, Inc.	193	14,840
Eastman Chemical Co.	104	8,841
Element Solutions, Inc.	216	4,454
Hansol Chemical Co., Ltd. (South Korea)	51	6,218
Linde PLC	11	4,257
Olin Corp.	74	4,293
PPG Industries, Inc.	134	18,996
Sherwin-Williams Co. (The)	81	22,009
Shin-Etsu Chemical Co., Ltd. (Japan)	500	15,947
Yara International ASA (Norway)	112	4,095

		115,691
Commercial and consumer services (2.9%)
Automatic Data Processing, Inc.	217	55,250
Booking Holdings, Inc.(NON)	30	93,151
Centre Testing International Group Co., Ltd. Class A (China)	3,102	8,275
Cintas Corp.	10	5,042
CoStar Group, Inc.(NON)	100	8,199
Ecolab, Inc.	24	4,411
Expedia Group, Inc.(NON)	55	5,961
Gartner, Inc.(NON)	17	5,945
Global Payments, Inc.	34	4,307
Jardine Matheson Holdings, Ltd. (Hong Kong)	100	4,753
Mastercard, Inc. Class A	160	66,023
PayPal Holdings, Inc.(NON)	788	49,258
WEX, Inc.(NON)	23	4,512

		315,087
Communications equipment (—%)
Motorola Solutions, Inc.	14	3,970

		3,970
Computers (7.0%)
Accton Technology Corp. (Taiwan)	1,000	15,005
Apple, Inc.	2,758	518,145
AURAS Technology Co., Ltd. (Taiwan)	1,000	8,903
Cisco Systems, Inc.	808	46,339
Dropbox, Inc. Class A(NON)	139	3,863
Elastic NV(NON)	79	4,889
Fortinet, Inc.(NON)	74	4,456
Fujitsu, Ltd. (Japan)	100	12,616
GitLab, Inc. Class A(NON)	98	4,642
HashiCorp., Inc. Class A(NON)	164	4,782
MongoDB, Inc.(NON)	18	6,863
MSCI, Inc.	36	19,570
NetApp, Inc.	31	2,378
Pure Storage, Inc. Class A(NON)	522	19,100
RingCentral, Inc. Class A(NON)	156	4,825
Smartsheet, Inc. Class A(NON)	141	5,884
Snowflake, Inc. Class A(NON)	27	4,235
Synopsys, Inc.(NON)	155	71,128

		757,623
Conglomerates (0.7%)
3M Co.	44	4,693
AMETEK, Inc.	213	33,976
General Electric Co.	39	4,464
Marubeni Corp. (Japan)	800	13,019
Mitsui & Co., Ltd. (Japan)	400	14,796

		70,948
Construction (1.2%)
Builders FirstSource, Inc.(NON)	281	40,756
Cie de Saint-Gobain SA (France)	224	14,545
CRH PLC (Ireland)	481	27,640
Eiffage SA (France)	58	5,730
Holcim AG (Switzerland)	102	6,748
Martin Marietta Materials, Inc.	40	17,856
TopBuild Corp.(NON)	18	5,221
UltraTech Cement, Ltd. (India)	119	11,922

		130,418
Consumer (0.6%)
LVMH Moet Hennessy Louis Vuitton SA (France)	66	55,821
Pandora A/S (Denmark)	72	7,468

		63,289
Consumer finance (0.8%)
American Express Co.	43	6,794
Capital One Financial Corp.	134	13,721
Discover Financial Services	247	22,247
SLM Corp.	287	4,087
Synchrony Financial	123	3,970
Visa, Inc. Class A	155	38,080

		88,899
Consumer goods (0.8%)
Colgate-Palmolive Co.	56	4,114
Kenvue, Inc.(NON)	248	5,716
L'Oreal SA (France)	42	18,410
Procter & Gamble Co. (The)	302	46,611
Unilever PLC (United Kingdom)	292	14,916

		89,767
Consumer services (0.9%)
Auto Trader Group PLC (United Kingdom)	702	5,375
DoorDash, Inc. Class A(NON)	66	5,553
Etsy, Inc.(NON)	54	3,973
MakeMyTrip, Ltd. (India)(NON)	176	6,980
MercadoLibre, Inc. (Brazil)(NON)	12	16,468
PDD Holdings, Inc. ADR (China)(NON)	44	4,355
Uber Technologies, Inc.(NON)	1,261	59,557

		102,261
Containers (0.1%)
Ball Corp.	147	8,004
Berry Global Group, Inc.	69	4,508

		12,512
Distribution (—%)
ITOCHU Corp. (Japan)	100	3,748

		3,748
Electric utilities (1.3%)
AES Corp. (The)	220	3,945
Ameren Corp.	195	15,458
American Electric Power Co., Inc.	59	4,626
Constellation Energy Corp.	179	18,645
Dominion Energy, Inc.	90	4,369
DTE Energy Co.	41	4,239
Duke Energy Corp.	47	4,174
E.ON SE (Germany)	1,082	13,369
Edison International	59	4,062
Enel SpA (Italy)	1,465	9,844
Eversource Energy	64	4,084
Exelon Corp.	439	17,612
FirstEnergy Corp.	119	4,292
NextEra Energy, Inc.	64	4,275
PPL Corp.	80	1,994
Public Service Enterprise Group, Inc.	72	4,398
RWE AG (Germany)	174	7,181
Sempra	30	2,107
Southern Co. (The)	66	4,470
Xcel Energy, Inc.	72	4,113

		137,257
Electrical equipment (0.7%)
Allegion PLC (Ireland)	41	4,666
Emerson Electric Co.	49	4,814
Fortive Corp.	34	2,681
Honeywell International, Inc.	90	16,915
KEI Industries, Ltd. (India)	585	19,127
Legrand SA (France)	69	6,797
NGK Insulators, Ltd. (Japan)	300	3,980
Prysmian SpA (Italy)	321	13,119

		72,099
Electronics (5.7%)
Advanced Micro Devices, Inc.(NON)	286	30,236
Broadcom, Inc.	82	75,677
E Ink Holdings, Inc. (Taiwan)	1,000	5,704
Hamamatsu Photonics KK (Japan)	100	4,623
Hoya Corp. (Japan)	100	11,149
Keysight Technologies, Inc.(NON)	29	3,866
nVent Electric PLC (United Kingdom)	79	4,467
NVIDIA Corp.	572	282,311
NXP Semiconductors NV	51	10,492
Qorvo, Inc.(NON)	43	4,618
Qualcomm, Inc.	605	69,291
Samsung Electronics Co., Ltd. (South Korea)	967	48,919
Shenzhen Inovance Technology Co., Ltd. Class A (China)	300	2,805
Shimadzu Corp. (Japan)	200	5,878
Sinbon Electronics Co., Ltd. (Taiwan)	1,000	9,721
SK Hynix, Inc. (South Korea)	213	19,609
TDK Corp. (Japan)	100	3,657
Thales SA (France)	63	9,208
Trimble Inc.(NON)	43	2,356
Vontier Corp.	391	12,281

		616,868
Energy (oil field) (—%)
Schlumberger, Ltd.	73	4,304

		4,304
Engineering and construction (0.2%)
Jacobs Solutions, Inc.	55	7,415
Vinci SA (France)	123	13,691

		21,106
Entertainment (0.1%)
Dolby Laboratories, Inc. Class A	57	4,815
Live Nation Entertainment, Inc.(NON)	117	9,890

		14,705
Environmental (—%)
Tetra Tech, Inc.	30	4,721

		4,721
Financial (0.7%)
3i Group PLC (United Kingdom)	549	13,819
Ally Financial, Inc.	157	4,347
Apollo Global Management, Inc.	215	18,778
B3 SA - Brasil Bolsa Balcao (Brazil)	3,700	9,661
Eurazeo SE (France)	20	1,179
Intercontinental Exchange, Inc.	41	4,838
Jefferies Financial Group, Inc.	115	4,104
Julius Baer Group, Ltd. (Switzerland)	89	6,176
MGIC Investment Corp.	456	8,016
Nasdaq, Inc.	84	4,408

		75,326
Food (1.1%)
CK Hutchison Holdings, Ltd. (Hong Kong)	1,000	5,454
Coles Group, Ltd. (Australia)	594	6,248
Dino Polska SA (Poland)(NON)	108	9,883
Hershey Co. (The)	80	17,189
Jeronimo Martins SGPS SA (Portugal)	143	3,623
Mondelez International, Inc. Class A	237	16,889
Nestle SA (Switzerland)	104	12,506
Nissin Food Products Co., Ltd. (Japan)	100	8,733
Shoprite Holdings, Ltd. (South Africa)	785	10,967
Sodexo SA (France)	38	4,077
Sumber Alfaria Trijaya Tbk PT (Indonesia)	46,700	8,888
WH Group, Ltd. (Hong Kong)	6,000	3,081
Yakult Honsha Co., Ltd. (Japan)	200	10,484

		118,022
Forest products and packaging (0.2%)
AptarGroup, Inc.	37	4,905
Sealed Air Corp.	109	4,040
WestRock Co.	138	4,514
Weyerhaeuser Co.(R)	292	9,563

		23,022
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	479	12,669
Boyd Gaming Corp.	68	4,547
Caesars Entertainment, Inc.(NON)	83	4,587
DraftKings, Inc. Class A(NON)	172	5,100
La Francaise des Jeux SAEM (France)	44	1,589

		28,492
Health care services (2.4%)
Apollo Hospitals Enterprise, Ltd. (India)	149	8,671
Bio-Rad Laboratories, Inc. Class A(NON)	12	4,802
bioMerieux (France)	23	2,378
Cardinal Health, Inc.	342	29,867
Cigna Corp.	131	36,190
CVS Health Corp.	204	13,295
Elevance Health, Inc.	77	34,034
HCA Healthcare, Inc.	15	4,160
Humana, Inc.	11	5,078
IQVIA Holdings, Inc.(NON)	68	15,139
Max Healthcare Institute, Ltd. (India)(NON)	2,357	16,784
McKesson Corp.	75	30,924
Medpace Holdings, Inc.(NON)	19	5,135
Teladoc Health, Inc.(NON)	194	4,392
UnitedHealth Group, Inc.	109	51,947

		262,796
Homebuilding (0.4%)
NVR, Inc.(NON)	1	6,377
PulteGroup, Inc.	380	31,183
Toll Brothers, Inc.	42	3,441

		41,001
Household furniture and appliances (—%)
Rational AG (Germany)	2	1,524

		1,524
Industrial (0.3%)
Johnson Controls International PLC	610	36,027

		36,027
Insurance (2.4%)
AIA Group, Ltd. (Hong Kong)	1,600	14,446
Allianz SE (Germany)	24	5,839
American Financial Group, Inc.	40	4,637
American International Group, Inc.	908	53,136
Assured Guaranty, Ltd.	182	10,709
Aviva PLC (United Kingdom)	1,232	5,844
AXA SA (France)	548	16,469
Berkshire Hathaway, Inc. Class B(NON)	42	15,128
Chubb, Ltd.	23	4,620
Corebridge Financial, Inc.	241	4,297
Equitable Holdings, Inc.	581	16,733
Gjensidige Forsikring ASA (Norway)	64	996
Loews Corp.	74	4,595
Marsh & McLennan Cos., Inc.	24	4,680
MetLife, Inc.	499	31,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	24	9,322
Ping An Insurance Group Co. of China, Ltd. Class H (China)	2,500	15,010
Reinsurance Group of America, Inc.	88	12,199
RenaissanceRe Holdings, Ltd.	24	4,509
Sampo Oyj Class A (Finland)	239	10,510
Tokio Marine Holdings, Inc. (Japan)	300	6,650
Unum Group	85	4,181
W.R. Berkley Corp.	65	4,021
Zurich Insurance Group AG (Switzerland)	11	5,163

		265,301
Investment banking/Brokerage (1.1%)
Affiliated Managers Group, Inc.	37	4,958
Ameriprise Financial, Inc.	68	22,955
Charles Schwab Corp. (The)	438	25,908
Exor NV (Netherlands)	48	4,246
Goldman Sachs Group, Inc. (The)	105	34,409
Investor AB Class B (Sweden)	735	14,118
Janus Henderson Group PLC (United Kingdom)	165	4,533
SEI Investments Co.	78	4,841
Virtu Financial, Inc. Class A	250	4,685

		120,653
Lodging/Tourism (0.6%)
H World Group, Ltd. ADR (China)(NON)	353	14,219
Hilton Worldwide Holdings, Inc.	116	17,244
Host Hotels & Resorts, Inc.(R)	271	4,279
Indian Hotels Co., Ltd. (India)	4,090	20,784
Marriott International, Inc./MD Class A	17	3,460
MGM Resorts International	94	4,134
Travel + Leisure Co.	105	4,221

		68,341
Machinery (0.8%)
Caterpillar, Inc.	46	12,932
Cummins, Inc.	15	3,451
Deere & Co.	10	4,109
Gates Industrial Corp. PLC(NON)	265	3,254
Ingersoll Rand, Inc.	312	21,718
Kone Oyj Class B (Finland)	29	1,316
Mitsubishi Heavy Industries, Ltd. (Japan)	200	11,349
Otis Worldwide Corp.	51	4,363
Vertiv Holdings Co.	705	27,770

		90,262
Manufacturing (0.3%)
Eaton Corp. PLC	19	4,377
GEA Group AG (Germany)	135	5,329
ITT, Inc.	48	4,909
Parker Hannifin Corp.	12	5,003
Textron, Inc.	50	3,886
Valmont Industries, Inc.	17	4,310

		27,814
Media (1.0%)
Informa PLC (United Kingdom)	1,138	10,493
Netflix, Inc.(NON)	199	86,302
Universal Music Group NV (Netherlands)	446	10,960

		107,755
Medical technology (2.1%)
Abbott Laboratories	712	73,265
Boston Scientific Corp.(NON)	87	4,693
Danaher Corp.	136	36,040
Dentsply Sirona, Inc.	120	4,451
Edwards Lifesciences Corp.(NON)	53	4,053
GE HealthCare Technologies, Inc.	29	2,043
Hologic, Inc.(NON)	49	3,662
IDEXX Laboratories, Inc.(NON)	15	7,671
Inspire Medical Systems, Inc.(NON)	66	14,974
Intuitive Surgical, Inc.(NON)	69	21,575
Medtronic PLC	58	4,727
Mettler-Toledo International, Inc.(NON)	3	3,640
Olympus Corp. (Japan)	400	5,460
ResMed, Inc.	24	3,830
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	100	3,702
Sonic Healthcare, Ltd. (Australia)	461	9,595
Thermo Fisher Scientific, Inc.	41	22,841
West Pharmaceutical Services, Inc.	5	2,035
Zimmer Biomet Holdings, Inc.	35	4,169

		232,426
Metals (1.0%)
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	295	7,911
APL Apollo Tubes, Ltd. (India)	485	9,812
ArcelorMittal SA (France)	470	12,475
BHP Group, Ltd. (ASE Exchange) (Australia)	353	10,149
BHP Group, Ltd. (London Exchange) (Australia)	51	1,466
BlueScope Steel, Ltd. (Australia)	443	6,018
Freeport-McMoRan, Inc. (Indonesia)	669	26,700
Glencore PLC (United Kingdom)	1,473	7,844
Nucor Corp.	30	5,163
Reliance Steel & Aluminum Co.	18	5,129
Rio Tinto PLC (United Kingdom)	107	6,592
South32, Ltd. (Australia)	952	2,093
Steel Dynamics, Inc.	42	4,477
Tenaris SA (Italy)	262	4,183

		110,012
Natural gas utilities (0.4%)
Centrica PLC (United Kingdom)	5,349	10,260
China Resources Gas Group, Ltd. (China)	3,300	9,242
National Guel Gas Co.	126	6,771
Tokyo Gas Co., Ltd. (Japan)	600	13,895

		40,168
Oil and gas (3.6%)
APA Corp.	96	4,209
BP PLC (United Kingdom)	3,311	20,446
Cheniere Energy, Inc.	171	27,907
Chevron Corp.	26	4,189
ConocoPhillips	239	28,448
Equinor ASA (Norway)	359	11,017
Exxon Mobil Corp.	981	109,077
Marathon Oil Corp.	1,688	44,479
Marathon Petroleum Corp.	180	25,699
PRIO SA (Brazil)(NON)	800	7,499
PetroChina Co., Ltd. Class H (China)	30,000	21,598
Reliance Industries, Ltd. (India)	816	23,658
Repsol SA (Spain)	851	13,127
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	629	19,450
Shell PLC (United Kingdom)	111	3,394
Targa Resources Corp.	54	4,658
Valero Energy Corp.	162	21,044

		389,899
Pharmaceuticals (4.8%)
AbbVie, Inc.	261	38,357
AstraZeneca PLC (United Kingdom)	247	33,324
AstraZeneca PLC ADR (United Kingdom)	285	19,329
Bristol-Myers Squibb Co.	496	30,578
Dexcom, Inc.(NON)	132	13,329
Eli Lilly and Co.	282	156,284
GlaxoSmithKline PLC (United Kingdom)	984	17,261
Ipsen SA (France)	27	3,500
Johnson & Johnson	25	4,042
Lonza Group AG (Switzerland)	9	4,966
Merck & Co., Inc.	805	87,729
Novartis AG (Switzerland)	271	27,275
Novo Nordisk A/S Class B (Denmark)	193	35,411
Ono Pharmaceutical Co., Ltd. (Japan)	300	5,666
Pfizer, Inc.	85	3,007
Roche Holding AG (Switzerland)	94	27,643
Sanofi (France)	98	10,428
Sun Pharmaceutical Industries, Ltd. (India)	625	8,379
Viatris, Inc.	178	1,914

		528,422
Power producers (0.4%)
NRG Energy, Inc.	591	22,192
Vistra Corp.	694	21,805

		43,997
Publishing (—%)
Wolters Kluwer NV (Netherlands)	25	3,014

		3,014
Railroads (0.4%)
Canadian Pacific Kansas City, Ltd. (Canada)	161	12,780
CSX Corp.	881	26,606
Norfolk Southern Corp.	19	3,895
Union Pacific Corp.	17	3,750

		47,031
Real estate (1.2%)
Apartment Income REIT Corp.(R)	124	4,223
AvalonBay Communities, Inc.(R)	23	4,228
Brixmor Property Group, Inc.(R)	330	7,253
Camden Property Trust(R)	40	4,305
EPR Properties(R)	107	4,791
Equity Residential(R)	67	4,344
First Industrial Realty Trust, Inc.(R)	84	4,363
Gaming and Leisure Properties, Inc.(R)	374	17,727
Goodman Group (Australia)(R)	1,003	15,149
National Retail Properties, Inc.	301	11,856
Phoenix Mills, Ltd. (The) (India)	485	10,549
Public Storage(R)	14	3,869
Regency Centers Corp.(R)	68	4,230
Rithm Capital Corp.(R)	487	5,021
Simon Property Group, Inc.(R)	109	12,370
Vicinity, Ltd. (Australia)(R)	2,820	3,409
Vornado Realty Trust(R)	362	8,695

		126,382
Regional Bells (0.2%)
AT&T, Inc.	1,606	23,753

		23,753
Restaurants (0.3%)
Alsea SAB de CV (Mexico)(NON)	1,654	5,842
Chipotle Mexican Grill, Inc.(NON)	9	17,340
McDonald's Corp.	18	5,061
Wingstop, Inc.	25	4,016

		32,259
Retail (5.9%)
Amazon.com, Inc.(NON)	1,700	234,617
Arezzo Industria e Comercio SA (Brazil)	500	7,135
AutoZone, Inc.(NON)	2	5,063
Bath & Body Works, Inc.	118	4,351
BJ's Wholesale Club Holdings, Inc.(NON)	119	8,019
Costco Wholesale Corp.	58	31,858
Crocs, Inc.(NON)	44	4,283
Home Depot, Inc. (The)	88	29,067
Industria de Diseno Textil SA (Spain)	399	15,306
JD Sports Fashion PLC (United Kingdom)	3,584	6,564
Koninklijke Ahold Delhaize NV (Netherlands)	399	13,048
Lowe's Cos., Inc.	21	4,840
Lululemon Athletica, Inc. (Canada)(NON)	66	25,163
Nike, Inc. Class B	189	19,223
O'Reilly Automotive, Inc.(NON)	90	84,573
Tapestry, Inc.	97	3,232
Target Corp.	92	11,643
TJX Cos., Inc. (The)	53	4,901
WalMart de Mexico (Walmex) SAB de CV (Mexico)	4,795	18,904
Walmart, Inc.	712	115,778

		647,568
Semiconductor (1.6%)
Applied Materials, Inc.	136	20,775
ASML Holding NV (Netherlands)	24	15,789
Disco Corp. (Japan)	100	19,736
KLA Corp.	15	7,528
Lam Research Corp.	8	5,619
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6,000	103,399

		172,846
Shipping (0.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	1	1,809
FedEx Corp.	90	23,491
International Container Terminal Services, Inc. (Philippines)	3,770	13,799
Kongsberg Gruppen ASA (Norway)	33	1,366
Nippon Yusen (Japan)	300	7,995

		48,460
Software (7.1%)
Adobe, Inc.(NON)	177	99,003
Atlassian Corp. Class A(NON)	25	5,102
Autodesk, Inc.(NON)	23	5,105
Cadence Design Systems, Inc.(NON)	372	89,443
HubSpot, Inc.(NON)	30	16,395
Intuit, Inc.	23	12,462
Manhattan Associates, Inc.(NON)	23	4,660
Microsoft Corp.	1,288	422,155
Nexon Co., Ltd. (Japan)	500	10,078
Oracle Corp.	510	61,399
ROBLOX Corp. Class A(NON)	154	4,357
Square Enix Holdings Co., Ltd. (Japan)	200	7,409
Tata Consultancy Services, Ltd. (India)	566	22,953
Totvs SA (Brazil)	1,281	7,176
Workday, Inc. Class A(NON)	21	5,135

		772,832
Staffing (0.2%)
ManpowerGroup, Inc.	49	3,865
Recruit Holdings Co., Ltd. (Japan)	500	17,826

		21,691
Technology services (6.4%)
Accenture PLC Class A	28	9,066
Alibaba Group Holding, Ltd. (China)(NON)	2,077	24,129
Alphabet, Inc. Class A(NON)	1,440	196,084
Alphabet, Inc. Class C(NON)	708	97,244
DocuSign, Inc.(NON)	77	3,873
eBay, Inc.	844	37,794
Fidelity National Information Services, Inc.	365	20,389
GoDaddy, Inc. Class A(NON)	61	4,423
Leidos Holdings, Inc.	180	17,552
Meituan Class B (China)(NON)	1,390	23,058
Meta Platforms, Inc. Class A(NON)	531	157,118
Palo Alto Networks, Inc.(NON)	85	20,681
Salesforce, Inc.(NON)	102	22,589
Tencent Holdings, Ltd. (China)	1,400	58,154
Western Union Co. (The)	394	4,866

		697,020
Telecommunications (0.9%)
American Tower Corp.(R)	244	44,242
Crown Castle, Inc.(R)	41	4,121
Iridium Communications, Inc.	92	4,503
Samsung SDI Co., Ltd. (South Korea)	37	17,155
SBA Communications Corp.(R)	60	13,472
T-Mobile US, Inc.(NON)	65	8,856
Telstra Group, Ltd. (Australia)	3,089	8,020

		100,369
Telephone (0.2%)
KDDI Corp. (Japan)	200	5,953
Nippon Telegraph & Telephone Corp. (Japan)	5,400	6,238
Verizon Communications, Inc.	141	4,932

		17,123
Textiles (0.4%)
Hermes International (France)	8	16,387
PRADA SpA (Italy)	2,300	14,976
Shenzhou International Group Holdings, Ltd. (China)	1,600	16,341

		47,704
Tobacco (0.8%)
Altria Group, Inc.	271	11,984
Imperial Brands PLC (United Kingdom)	602	13,613
Philip Morris International, Inc.	675	64,841

		90,438
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	500	11,593
Nintendo Co., Ltd. (Japan)	300	12,896

		24,489
Transportation services (0.1%)
DHL Group (Germany)	178	8,316
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	462	5,358
Kuehne + Nagel International AG (Switzerland)	8	2,403

		16,077
Trucks and parts (0.2%)
Allison Transmission Holdings, Inc.	89	5,380
Aptiv PLC(NON)	58	5,884
LKQ Corp.	84	4,413
PHINIA, Inc.(NON)	163	4,531

		20,208
Waste Management (0.1%)
Republic Services, Inc.	23	3,315
Waste Connections, Inc.	74	10,137

		13,452

Total common stocks (cost $5,911,141)		$9,338,155

INVESTMENT COMPANIES (3.8%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,389	$68,144
iShares MSCI India ETF (India)	323	14,202
iShares MSCI Taiwan ETF (Taiwan)	202	9,211
SPDR S&P 500 ETF Trust	626	281,919
SPDR S&P MidCap 400 ETF Trust	78	37,718

Total investment companies (cost $389,360)		$411,194

SHORT-TERM INVESTMENTS (10.5%)(a)
		Principal amount/ shares	Value
Interest in $370,425,000 joint tri-party repurchase agreement dated 8/31/2023 with BofA Securities, Inc. due 9/1/2023 - maturity value of $758,112 for an effective yield of 5.300% (collateralized by Agency Debentures and Agency Strips and Agency Mortgage-Backed Securities with coupon rates ranging from 2.220% to 6.000% and due dates ranging from 9/1/2023 to 6/20/2053, valued at $377,834,056)		$758,000	$758,000
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	289,241	289,241
U.S. Treasury Bills 5.324%, 11/16/23(SEG)		$100,000	98,887

Total short-term investments (cost $1,146,165)			$1,146,128
TOTAL INVESTMENTS

Total investments (cost $7,446,666)			$10,895,477

	FORWARD CURRENCY CONTRACTS at 8/31/23 (aggregate face value $638,107) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Buy	9/20/23	$48,614	$48,304	$310
		New Taiwan Dollar	Buy	11/15/23	4,302	4,522	(220)
	Citibank, N.A.
		Danish Krone	Sell	9/20/23	10,281	10,247	(34)
		Japanese Yen	Buy	11/15/23	18,867	19,286	(419)
	Goldman Sachs International
		Euro	Sell	9/20/23	26,911	26,888	(23)
	HSBC Bank USA, National Association
		British Pound	Buy	9/20/23	27,998	28,038	(40)
		Chinese Yuan (Offshore)	Buy	11/15/23	99,977	101,621	(1,644)
		Euro	Sell	9/20/23	29,190	29,165	(25)
		Hong Kong Dollar	Buy	11/15/23	18,941	18,939	2
		South African Rand	Buy	10/18/23	28,961	29,002	(41)
		Swedish Krona	Buy	9/20/23	2,971	3,064	(93)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/18/23	4,737	4,859	122
		Japanese Yen	Buy	11/15/23	32,026	32,741	(715)
		Norwegian Krone	Sell	9/20/23	5,816	5,672	(144)
		Singapore Dollar	Buy	11/15/23	12,174	12,285	(111)
		South Korean Won	Buy	11/15/23	32,487	33,043	(556)
	Morgan Stanley & Co. International PLC
		Euro	Sell	9/20/23	48,614	48,495	(119)
		Swedish Krona	Buy	9/20/23	25,401	25,412	(11)
		Swiss Franc	Buy	9/20/23	13,493	13,305	188
	State Street Bank and Trust Co.
		British Pound	Sell	9/20/23	68,791	67,253	(1,538)
		Chinese Yuan (Offshore)	Buy	11/15/23	25,342	25,758	(416)
		Hong Kong Dollar	Sell	11/15/23	12,828	12,872	44
	UBS AG
		Canadian Dollar	Sell	10/18/23	12,442	12,675	233
		Thai Baht	Buy	11/15/23	24,132	24,661	(529)

	Unrealized appreciation						899

	Unrealized (depreciation)						(6,678)

	Total						$(5,779)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	6	$632,747	$632,790	Sep-23	$(9,725)
MSCI Emerging Markets Index (Short)	11	539,179	538,615	Sep-23	15,717
Russell 2000 Index E-Mini (Long)	5	474,919	475,400	Sep-23	3,799
S&P 500 Index E-Mini (Long)	2	450,766	451,600	Sep-23	9,493

Unrealized appreciation					29,009

Unrealized (depreciation)					(9,725)

Total					$19,284

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,898,663.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$444,243	$—	$155,000	$13,122	$289,241

	Total Short-term investments	$444,243	$—	$155,000	$13,122	$289,241
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $82,054.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.4%
	Japan	2.3
	United Kingdom	2.3
	India	2.1
	China	2.0
	France	1.8
	Taiwan	1.4
	Switzerland	1.0
	South Korea	1.0
	Australia	0.8
	Germany	0.8
	Italy	0.6
	Indonesia	0.6
	Brazil	0.5
	Mexico	0.5
	Other	3.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $773,161 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	As of the close of the reporting period, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had net liability position of $5,927 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$235,571	$165,251	$—
Capital goods	289,535	92,890	—
Communication services	134,750	37,366	—
Conglomerates	43,133	27,815	—
Consumer cyclicals	1,254,595	304,950	—
Consumer staples	446,986	182,374	—
Energy	281,513	112,690	—
Financials	800,092	384,195	—
Health care	928,919	220,443	—
Technology	2,578,657	442,502	—
Transportation	107,514	44,992	—
Utilities and power	157,631	63,791	—

Total common stocks	7,258,896	2,079,259	—
Investment companies	411,194	—	—
Short-term investments	—	1,146,128	—

Totals by level	$7,670,090	$3,225,387	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(5,779)	$—
Futures contracts	19,284	—	—

Totals by level	$19,284	$(5,779)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	20
Forward currency contracts (contract amount)	$720,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com